Risk information - Market risk (Details) kr in Millions	12 Months Ended
	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)
NII risk together with risk to NII from cross-currency basis spreads
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk amount	kr 356	kr 398
Interest rate risk regarding changes in future net interest income (NII)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk change (in basis points)	0.0100
Risk to NII from cross currency basis spreads
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk change (in basis points)	0.0020
VAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
VAR horizon period (in years)	2 years
sVaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Market risk amount	kr 71	kr 58
VAR horizon period (in years)	1 year
Confidence level for VAR calculation	99.00%
Interest rate risk regarding changes in the economic value of SEK's portfolio (EVE)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk change (in basis points)	0.0100
Credit spread risk in assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk change (in basis points)	0.0100
Credit spread risk in own debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk change (in basis points)	0.0020
Cross currency basis spread risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk change (in basis points)	0.0020
FX
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assumed change in all foreign currency positions	10.00%
Tenor basis spread risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk change (in basis points)	0.0010
Tenor basis spread risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lending and borrowing which is not swapped to three month tenor (in months)	1 month
Tenor basis spread risk | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lending and borrowing which is not swapped to three month tenor (in months)	6 months